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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year of Quarter Ended 31st March, 2004.

If amended report check here: |_|

DnB ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

52 Vanderbilt Ave., 12th Fl.                   New York    NY           10017
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


STEFAN L. CARLSSON      212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 17th day of May, 2004.

                                           DnB ASSET MANAGEMENT (US), INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ STEFAN L. CARLSSON
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              178

Form 13F Information Table Value Total:      337,386,640

       Item 1          Item 2     Item 3    Item 4     Item 5   Item 6: Investment Discretion  Item 7: Managers Authority Voting
    Name of Sec       Title of   Cusip No   Fair MV    SH/PRN    Sole    Shared Shared Other     Sole        Shared       None
                        Class                                     (a)     (b)       (c)          (a)           (b)        (c)
-----------------------------------------------------           -------                        --------
3M Company             Common    88579Y101  3,384,015   41,334     Sole                          41,334
-----------------------------------------------------           -------                        --------
Abbott Laboratories    Common    002824100  1,768,328   43,025     Sole                          43,025
-----------------------------------------------------           -------                        --------
Accenture              Common    G1150G111  2,023,953   81,611     Sole                          81,611
-----------------------------------------------------           -------                        --------
Affiliated Computer
  Services-A           Common    008190100  2,889,896   55,682     Sole                          55,682
-----------------------------------------------------           -------                        --------
Aflac Inc.             Common    001055102  3,711,746   92,470     Sole                          92,470
-----------------------------------------------------           -------                        --------
Agere Systems Inc B    Common    00845V100  1,594,392  511,023     Sole                         511,023
-----------------------------------------------------           -------                        --------
ALCOA Inc              Common    013817101    435,082   12,542     Sole                          12,542
-----------------------------------------------------           -------                        --------
Allstate Corp          Common    020002101    428,097    9,417     Sole                           9,417
-----------------------------------------------------           -------                        --------
Amazon Com Inc         Common    023135106    278,377    6,432     Sole                           6,432
-----------------------------------------------------           -------                        --------
Amdocs Ltd             Common    002256908    553,493   19,917     Sole                          19,917
-----------------------------------------------------           -------                        --------
American Express Co    Common    025816109  4,123,319   79,524     Sole                          79,524
-----------------------------------------------------           -------                        --------
American Intl Group
  Inc                  Common    026874107  9,788,221  137,186     Sole                         137,186
-----------------------------------------------------           -------                        --------
American Power
  Conversion           Common    029066107    540,735   23,500     Sole                          23,500
-----------------------------------------------------           -------                        --------
Amgen Inc              Common    031162100    398,988    6,859     Sole                           6,859
-----------------------------------------------------           -------                        --------
AnnTaylor Stores       Common    036115103  2,455,094   57,362     Sole                          57,362
-----------------------------------------------------           -------                        --------
Anthem                 Common    03674B104  1,715,090   18,922     Sole                          18,922
-----------------------------------------------------           -------                        --------
Apache Corp            Common    037411105  2,788,264   64,588     Sole                          64,588
-----------------------------------------------------           -------                        --------
Applied Materials      Common    038222105  2,280,498  106,665     Sole                         106,665
-----------------------------------------------------           -------                        --------
AT&T Wireless
  Services Inc         Common    00209A106    403,223   29,627     Sole                          29,627
-----------------------------------------------------           -------                        --------
Avon Products          Common    054303102    560,831    7,392     Sole                           7,392
-----------------------------------------------------           -------                        --------
Bank of America        Common    060505104  4,220,597   52,119     Sole                          52,119
-----------------------------------------------------           -------                        --------
Bank One Corp          Common    06423A103  4,305,499   78,971     Sole                          78,971
-----------------------------------------------------           -------                        --------
Barrick Gold           Common    067901108    200,849    6,479     Sole                           6,479
-----------------------------------------------------           -------                        --------
BEA Systems Inc        Common    073325102  1,094,272   85,758     Sole                          85,758
-----------------------------------------------------           -------                        --------
BearingPoint Inc       Common    074002106    804,161   75,015     Sole                          75,015
-----------------------------------------------------           -------                        --------
Becton Dickinson       Common    075887109    537,449   11,086     Sole                          11,086
-----------------------------------------------------           -------                        --------
Bed Bath and Beyond    Common    075896100  3,836,282   91,865     Sole                          91,865
-----------------------------------------------------           -------                        --------
Bellsouth Corp         Common    079860102    598,353   21,609     Sole                          21,609
-----------------------------------------------------           -------                        --------
Best Buy Company       Common    086516101  2,712,921   52,454     Sole                          52,454
-----------------------------------------------------           -------                        --------
Biotech Holdrs
  Trust                Common    09067D201  1,214,178    8,530     Sole                           8,530
-----------------------------------------------------           -------                        --------
BJ Services Co         Common    055482103  1,802,628   41,660     Sole                          41,660
-----------------------------------------------------           -------                        --------
Block H&R
  Incorporated         Common    093671105    208,253    4,081     Sole                           4,081
-----------------------------------------------------           -------                        --------
Boston Scientific
  Corp                 Common    101137107  3,039,112   71,711     Sole                          71,711
-----------------------------------------------------           -------                        --------
Bristol-Myers
  Squibb               Common    110122108  3,257,796  134,453     Sole                         134,453
-----------------------------------------------------           -------                        --------
Cadence Design
  Systems              Common    127387108  1,887,295  128,039     Sole                         128,039
-----------------------------------------------------           -------                        --------
Capital One
  Financial Corp       Common    14040H105  5,101,633   67,634     Sole                          67,634
-----------------------------------------------------           -------                        --------
Carnival Corp          Common    143658102  3,313,684   73,785     Sole                          73,785
-----------------------------------------------------           -------                        --------
Centerpoint Energy     Common    15189T107    210,312   18,400     Sole                          18,400
-----------------------------------------------------           -------                        --------
ChevronTexaco          Common    166764100  1,321,879   15,059     Sole                          15,059
-----------------------------------------------------           -------                        --------
Cintas Corp            Common    172908105    554,411   12,748     Sole                          12,748
-----------------------------------------------------           -------                        --------
Cisco Systems Inc      Common    17275R102  6,320,788  268,741     Sole                         268,741
-----------------------------------------------------           -------                        --------
Citigroup              Common    172967101 12,160,305  235,209     Sole                         235,209
-----------------------------------------------------           -------                        --------
Clear Channel
  Communications       Common    184502102  1,257,202   29,686     Sole                          29,686
-----------------------------------------------------           -------                        --------
Coach Inc.             Common    189754104  3,867,898   94,362     Sole                          94,362
-----------------------------------------------------           -------                        --------
Coca-Cola Co           Common    191216100  5,955,269  118,395     Sole                         118,395
-----------------------------------------------------           -------                        --------
Comcast Corp           Common    20030N101  1,510,258   52,549     Sole                          52,549
-----------------------------------------------------           -------                        --------
Constellation
  Energy Group         Common    210371100    267,665    6,700     Sole                           6,700
------------------------------------------------------          -------                        --------
Countrywide
  Financial Corp       Common    222372104  7,986,552   83,280     Sole                          83,280
------------------------------------------------------          -------                        --------

    Item 1               Item 2    Item 3      Item 4     Item 5   Item 6: Investment Discretion   Item 7: Managers Voting Authority
  Name of Sec           Title of  Cusip No     Fair MV    SH/PRN     Sole     Shared Shared Other     Sole      Shared  Shared Other
                         Class                                        (a)       (b)       (c)          (a)        (b)        (c)
-------------------------------------------------------            ---------                        ----------
CVS Corp                 Common   126650100     386,676   10,954        Sole                            10,954
-------------------------------------------------------            ---------                        ----------
Dean Foods Co.           Common   242370104     536,003   16,048        Sole                            16,048
-------------------------------------------------------            ---------                        ----------
Dell                     Common   24702R101     344,067   10,234        Sole                            10,234
-------------------------------------------------------            ---------                        ----------
Dell Inc                 Common   247025109     999,758   29,737        Sole                            29,737
-------------------------------------------------------            ---------                        ----------
Dow Chemicals            Common   260543103     784,413    19474        Sole                            19,474
-------------------------------------------------------            ---------                        ----------
Dupont E.L.
 Denemeours              Common   263534109     295,836    7,007        Sole                             7,007
-------------------------------------------------------            ---------                        ----------
Ebay Inc                 Common   278642103     553,818    7,989        Sole                             7,989
-------------------------------------------------------            ---------                        ----------
Ecolab                   Common   278865100     218,740    7,667        Sole                             7,667
-------------------------------------------------------            ---------                        ----------
Edison International     Common   281020107     381,353   15,700        Sole                            15,700
-------------------------------------------------------            ---------                        ----------
El Paso Energy           Common   28336L109     234,630   33,000        Sole                            33,000
-------------------------------------------------------            ---------                        ----------
Elan                     Common   284131208     365,325   17,717        Sole                            17,717
-------------------------------------------------------            ---------                        ----------
Equity Office
 Properties Trust        Common   294741103     409,198   14,164        Sole                            14,164
-------------------------------------------------------            ---------                        ----------
Estee Lauder
 Co's Inc.               Common   518439104   3,199,663   72,162        Sole                            72,162
-------------------------------------------------------            ---------                        ----------
Exxon Mobil Corp         Common   30231G102  10,612,562  255,171        Sole                           255,171
-------------------------------------------------------            ---------                        ----------
Fannie Mae               Common   313586109   6,692,169   90,009        Sole                            90,009
-------------------------------------------------------            ---------                        ----------
FedEx Corporation        Common   31428X106     976,028   12,986        Sole                            12,986
-------------------------------------------------------            ---------                        ----------
First Data Corp          Common   319963104     527,801   12,519        Sole                            12,519
-------------------------------------------------------            ---------                        ----------
First Health
 Group Corp              Common   320960107     273,512   12,512        Sole                            12,512
-------------------------------------------------------            ---------                        ----------
FleetBoston Finl         Common   339030108     663,173   14,770        Sole                            14,770
-------------------------------------------------------            ---------                        ----------
FPL Group Inc.           Common   302571104     226,555    3,389        Sole                             3,389
-------------------------------------------------------            ---------                        ----------
Freddie Mac              Common   313400301   1,000,417   16,939        Sole                            16,939
-------------------------------------------------------            ---------                        ----------
General Electric         Common   369604103  10,139,080  332,211        Sole                           332,211
-------------------------------------------------------            ---------                        ----------
General Motors           Common   370442105     267,764    5,685        Sole                             5,685
-------------------------------------------------------            ---------                        ----------
Gillette Co              Common   375766102     518,622   13,264        Sole                            13,264
-------------------------------------------------------            ---------                        ----------
Goldman Sachs Group      Common   38141G104     936,437    8,974        Sole                             8,974
-------------------------------------------------------            ---------                        ----------
Harley-Davidson          Common   412822108   2,832,354    53100        Sole                            53,100
-------------------------------------------------------            ---------                        ----------
HCA Inc                  Common   404119109     561,206   13,816        Sole                            13,816
-------------------------------------------------------            ---------                        ----------
Hershey Foods Corp       Common   427866108     582,104     7026        Sole                             7,026
-------------------------------------------------------            ---------                        ----------
Hewlett Packard          Common   428236103   7,042,988  308,362        Sole                           308,362
-------------------------------------------------------            ---------                        ----------
Honeywell
 International Inc.      Common   438516106     886,870   26,200        Sole                            26,200
-------------------------------------------------------            ---------                        ----------
IBM                      Common   459200101   5,206,134   56,687        Sole                            56,687
-------------------------------------------------------            ---------                        ----------
Illinois Tool Works      Common   452308109   2,537,578   32,028        Sole                            32,028
-------------------------------------------------------            ---------                        ----------
Intel Corporation        Common   458140100   5,455,667  200,576        Sole                           200,576
-------------------------------------------------------            ---------                        ----------
International
 Paper Co.               Common   460146103     478,003   11,311        Sole                            11,311
-------------------------------------------------------            ---------                        ----------
Intl Game Technology     Common   459902102   2,920,107   64,949        Sole                            64,949
----------------------------------------------------------------------------                        ----------
Ivax                     Common   465823102     641,180   28,159        Sole                            28,159
----------------------------------------------------------------------------                        ----------
Ivax Corporation         Common   G6359F103   1,792,158   50,548        Sole                            50,548
----------------------------------------------------------------------------                        ----------
J.P. Morgan Chase        Common   46625H100     752,247   17,932        Sole                            17,932
-------------------------------------------------------            ---------                        ----------
Johnson&Johnson          Common   478160104   6,792,980  133,931        Sole                           133,931
-------------------------------------------------------            ---------                        ----------
Kohls Corporation        Common   500255104     408,968    8,462        Sole                             8,462
-------------------------------------------------------            ---------                        ----------
Kraft Foods Inc A        Common   50075N104     235,209    7,348        Sole                             7,348
-------------------------------------------------------            ---------                        ----------
L-3 Communications
 Holdings                Common   502424104   2,111,837   35,505        Sole                            35,505
-------------------------------------------------------            ---------                        ----------
Liberty Media Corp A     Common   530718105     471,879   43,094        Sole                            43,094
-------------------------------------------------------            ---------                        ----------
Ligand
 Pharmaceuticals
  - CL B                 Common   53220K207   2,047,989  101,890        Sole                           101,890
-------------------------------------------------------            ---------                        ----------
Lockheed Martin
 Corp                    Common   539830109     356,585    7,813        Sole                             7,813
-------------------------------------------------------            ---------                        ----------
Lowes's Companies        Common   548661107   1,499,513   26,715        Sole                            26,715
-------------------------------------------------------            ---------                        ----------
M&T Bank Corporation     Common   55261F104     297,314    3,309        Sole                             3,309
-------------------------------------------------------            ---------                        ----------
Macromedia Inc.          Common   556100105   1,638,314   81,630        Sole                            81,630
-------------------------------------------------------            ---------                        ----------

        Item 1               Item 2    Item 3    Item 4    Item 5  Item 6: Investment Discretion   Item 7: Managers Voting Authority
      Name of Sec           Title of  Cusip No   Fair MV   SH/PRN   Sole    Shared   Shared Other      Sole      Shared      None
                              Class                                  (a)      (b)        (c)            (a)        (b)        (c)
----------------------------------------------------------         -------                           --------
Manpower Inc                Common   56418H100     435,194   9,359    Sole                              9,359
----------------------------------------------------------         -------                           --------
Marriott International Inc. Common   571903202     212,452   4,993    Sole                              4,993
----------------------------------------------------------         -------                           --------
Marsh & McLennan            Common   571748102   3,317,951  71,662    Sole                             71,662
----------------------------------------------------------         -------                           --------
Masco Corporation           Common   574599106     487,040  16,000    Sole                             16,000
----------------------------------------------------------         -------                           --------
MBNA Corp                   Common   55262L100     642,480  23,253    Sole                             23,253
----------------------------------------------------------         -------                           --------
McDonald's Corp             Common   580135101     829,273  29,026    Sole                             29,026
----------------------------------------------------------         -------                           --------
McKesson Corp               Common   58155Q103     527,598  17,534    Sole                             17,534
----------------------------------------------------------         -------                           --------
Medtronic Inc               Common   585055106   2,778,620  58,191    Sole                             58,191
----------------------------------------------------------         -------                           --------
Merck & Co Inc              Common   589331107     418,214   9,464    Sole                              9,464
----------------------------------------------------------         -------                           --------
Microsoft Corporation       Common   594918104   8,994,893 360,228    Sole                            360,228
----------------------------------------------------------         -------                           --------
Morgan Stanley Com          Common   617446448   2,875,199  50,178    Sole                             50,178
----------------------------------------------------------         -------                           --------
Motorola Inc                Common   620076109   1,640,267  93,197    Sole                             93,197
----------------------------------------------------------         -------                           --------
New York Times Co Cl A      Common   650111107   1,163,256  26,318    Sole                             26,318
----------------------------------------------------------         -------                           --------
Newmont Mining Corp Hldg Co Common   651639106     272,412   5,842    Sole                              5,842
----------------------------------------------------------         -------                           --------
Nextel Communications Inc A Common   65332V103   1,010,061  40,898    Sole                             40,898
----------------------------------------------------------         -------                           --------
Nike Inc                    Common   654106103     321,837   4,133    Sole                              4,133
----------------------------------------------------------         -------                           --------
Nisource Inc.               Common   65473P105     597,125  28,100    Sole                             28,100
----------------------------------------------------------         -------                           --------
Nordstrom Inc.              Common   655664100   1,347,303  33,767    Sole                             33,767
----------------------------------------------------------         -------                           --------
Nortel Networks             Common   656568102     390,126  50,600    Sole                             50,600
----------------------------------------------------------         -------                           --------
Northrop Grumman            Common   666807102     294,571   2,993    Sole                              2,993
----------------------------------------------------------         -------                           --------
Nvidia Corporation          Common   67066G104   2,109,730  79,914    Sole                             79,914
----------------------------------------------------------         -------                           --------
Omnicom Group Inc           Common   681919106   1,831,626  22,824    Sole                             22,824
----------------------------------------------------------         -------                           --------
Oracle Corporation          Common   68389X105   2,865,322 238,578    Sole                            238,578
----------------------------------------------------------         -------                           --------
Pactiv Corp                 Common   695257105     428,268  19,248    Sole                             19,248
----------------------------------------------------------         -------                           --------
Parker Hannifin             Common   701094104     293,800   5,200    Sole                              5,200
----------------------------------------------------------         -------                           --------
PeopleSoft Inc              Common   712713106     515,390  27,874    Sole                             27,874
----------------------------------------------------------         -------                           --------
Pepsico Inc                 Common   713448108   5,926,946 110,064    Sole                            110,064
----------------------------------------------------------         -------                           --------
Pfizer Incorporated         Common   717081103  11,418,239 325,770    Sole                            325,770
----------------------------------------------------------         -------                           --------
Pitney Bowes                Common   724479100     298,270   7,000    Sole                              7,000
----------------------------------------------------------         -------                           --------
Polycom Incorporated        Common   73172K104   1,428,934  67,339    Sole                             67,339
----------------------------------------------------------         -------                           --------
Praxair Incorporated        Common   74005P104     659,845  17,776    Sole                             17,776
----------------------------------------------------------         -------                           --------
Procter & Gamble            Common   742718109   6,729,835  64,167    Sole                             64,167
----------------------------------------------------------         -------                           --------
Progressive Corp            Common   743315103     635,012   7,249    Sole                              7,249
----------------------------------------------------------         -------                           --------
Public Service Enterprise   Common   744573106     314,766   6,700    Sole                              6,700
----------------------------------------------------------         -------                           --------
Qualcomm Inc                Common   747525103   2,235,852  33,724    Sole                             33,724
----------------------------------------------------------         -------                           --------
Raytheon Company            Common   755111507     253,854   8,100    Sole                              8,100
----------------------------------------------------------         -------                           --------
ResMed Inc.                 Common   761152107     285,149   6,310    Sole                              6,310
----------------------------------------------------------         -------                           --------
RF Micro Devices Inc        Common   749941100   1,385,198 163,735    Sole                            163,735
----------------------------------------------------------         -------                           --------
S&P Depository Receipts     Common   78462F103   2,174,293  19,257    Sole                             19,257
----------------------------------------------------------         -------                           --------
SanDisk Corp                Common   80004C101   2,163,669  76,293    Sole                             76,293
----------------------------------------------------------         -------                           --------
SBC Communications Inc      Common   78387G103     855,415  34,858    Sole                             34,858
----------------------------------------------------------         -------                           --------
Schering- Plough Corp       Common   806605101     315,414  19,446    Sole                             19,446
----------------------------------------------------------         -------                           --------
Sepracor Inc.               Common   817315104   1,316,786  27,376    Sole                             27,376
----------------------------------------------------------         -------                           --------
Sigma-Aldrich               Common   826552101     215,826   3,900    Sole                              3,900
----------------------------------------------------------         -------                           --------
Silicon Laboratories Inc.   Common   826919102     680,936  12,877    Sole                             12,877
----------------------------------------------------------         -------                           --------
Simon Property Group        Common   828806109     477,805   8,176    Sole                              8,176
----------------------------------------------------------         -------                           --------
SLM Corp                    Common   78442P106   1,976,199  47,221    Sole                             47,221
----------------------------------------------------------         -------                           --------
Smith Intl Inc.             Common   832110100   1,595,668  29,820    Sole                             29,820
----------------------------------------------------------         -------                           --------

        Item 1            Item 2   Item 3     Item 4      Item 5   Item 6: Investment Discretion   Item 7: Managers Voting Authority
      Name of Sec        Title of Cusip No    Fair MV     SH/PRN    Sole   Shared   Shared Other      Sole      Shared      None
                           Class                                     (a)     (b)        (c)            (a)        (b)        (c)
-------------------------------------------------------            -----                           ---------
Smurfit-Stone Container
  Corp                   Common   832727101     453,189    25,764  Sole                               25,764
-------------------------------------------------------            -----                           ---------
Southwest Airlines       Common   844741108     443,508    31,211  Sole                               31,211
-------------------------------------------------------            -----                           ---------
Sprint PCS               Common   852061506     210,524    22,883  Sole                               22,883
-------------------------------------------------------            -----                           ---------
SPX                      Common   784635104     445,113     9,787  Sole                                9,787
-------------------------------------------------------            -----                           ---------
Sun Life Financial       Common   866796105     313,280     8,900  Sole                                8,900
-------------------------------------------------------            -----                           ---------
Sun Microsystems         Common   866810104      97,375    23,399  Sole                               23,399
-------------------------------------------------------            -----                           ---------
Sysco Corporation        Common   871829107   1,414,079    36,212  Sole                               36,212
-------------------------------------------------------            -----                           ---------
Target Corp.             Common   87612E106   1,043,982    23,179  Sole                               23,179
-------------------------------------------------------            -----                           ---------
Tenet Healthcare
  Corporation            Common   88033G100   1,401,160   125,552  Sole                              125,552
-------------------------------------------------------            -----                           ---------
Textron                  Common   883203101     457,090     8,600  Sole                                8,600
-------------------------------------------------------            -----                           ---------
The DIRECTV Group Inc.   Common   25459L106     483,670    31,448  Sole                               31,448
-------------------------------------------------------            -----                           ---------
Tiffany & Co             Common   886547108     286,237     7,499  Sole                                7,499
-------------------------------------------------------            -----                           ---------
Time Warner Inc          Common   887317105   3,470,243   205,827  Sole                              205,827
-------------------------------------------------------            -----                           ---------
Tribune Co               Common   896047107     335,628     6,654  Sole                                6,654
-------------------------------------------------------            -----                           ---------
TXU                      Common   873168108     303,796    10,600  Sole                               10,600
-------------------------------------------------------            -----                           ---------
Tyco International Ltd   Common   902124106   4,911,011   171,414  Sole                              171,414
-------------------------------------------------------            -----                           ---------
United Health Group      Common   91324P102   1,697,156    26,337  Sole                               26,337
-------------------------------------------------------            -----                           ---------
United Parcel Service -
 Cl B                    Common   911312106   2,870,773    41,105  Sole                               41,105
-------------------------------------------------------            -----                           ---------
United Technologies Corp Common   913017109   3,646,261    42,251  Sole                               42,251
-------------------------------------------------------            -----                           ---------
Unocal Corporation       Common   915289102     473,456    12,700  Sole                               12,700
-------------------------------------------------------            -----                           ---------
US Bancorp               Common   902973304     768,725    27,802  Sole                               27,802
-------------------------------------------------------            -----                           ---------
USA education            Common   78442P106     655,915    15,673  Sole                               15,673
-------------------------------------------------------            -----                           ---------
Verizon Communications   Common   92343V104   1,550,977    42,446  Sole                               42,446
-------------------------------------------------------            -----                           ---------
Viacom Inc B             Common   925524308   2,714,116    69,220  Sole                               69,220
-------------------------------------------------------            -----                           ---------
Walgreen Co              Common   931422109   3,838,906   116,507  Sole                              116,507
-------------------------------------------------------            -----                           ---------
Wal-Mart Stores Inc      Common   931142103   4,030,627    67,526  Sole                               67,526
-------------------------------------------------------            -----                           ---------
Walt Disney Co           Common   254687106   1,713,439    68,565  Sole                               68,565
-------------------------------------------------------            -----                           ---------
Washington Mutual Inc    Common   939322103     751,482    17,595  Sole                               17,595
-------------------------------------------------------            -----                           ---------
Wells Fargo Company      Common   949746101   1,529,240    26,985  Sole                               26,985
-------------------------------------------------------            -----                           ---------
Williams Cos             Common   969457100     267,003    27,900  Sole                               27,900
-------------------------------------------------------            -----                           ---------
Wyeth                    Common   983024100   2,638,225    70,259  Sole                               70,259
-------------------------------------------------------            -----                           ---------
XCEL Energy              Common   98389B100     461,974    25,939  Sole                               25,939
-------------------------------------------------------            -----                           ---------
XTO Energy Inc.          Common   98385X106     579,637    22,965  Sole                               22,965
-------------------------------------------------------            -----                           ---------
Zions Bancorporation     Common   989701107     422,994     7,395  Sole                                7,395
------------------------------------------------------------------------                           ---------
                                            337,386,640 9,610,760                                  9,610,760
                                            ---------------------